Organization - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended			6 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 19, 2013 Agreement	Sep. 30, 2012	Sep. 25, 2012	Jun. 30, 2013	Oct. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 General Partner	Dec. 31, 2012 General Partner	Jun. 30, 2013 Limited Partner	Dec. 31, 2012 Limited Partner	Jan. 22, 2013 Secured term loan facility	Jan. 22, 2013 Senior Secured Revolving Credit Facility	Jun. 19, 2013 Commercial Mortgage Backed Securities
Summary Of Business And Significant Accounting Policies [Line Items]
Initial public offering		29.0	29.0
Additional shares issued upon underwriters exercise of over-allotment option					4.4
Outstanding principal balance of loan			$ 330,000,000			$ 725,735,000
Percentage ownership of operating partnership							1.00%	1.00%	99.00%	99.00%
Line of credit facility maximum borrowing capacity											575,000,000	50,000,000	203,000,000
Additional Line of credit facility	$ 400,000,000			$ 26,555,000
Number of new loan agreements	2